SECURITIES AND EXCHANGE

COMMISSION

Washington, D.C. 20549

FORM 10-D/A

Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d)
of the
Securities Exchange Act of 1934

For the distribution period from June 2, 2006 to July 1, 2006

Commission File Number of issuing entity: 333-132046-05

First Horizon Mortgage Pass-Through Trust 2006-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-132046

First Horizon Asset Securities, Inc.

(Exact name of depositor as specified in its charter)

First Horizon Home Loan Corporation

(Exact name of sponsor as specified in its charter)
Delaware	75-2808384
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

4000 Horizon Way, Irving, TX	75063
(Address of principal executive offices of the issuing entity)	(Zip Code)
214-441-4000
(Telephone Number, including area code)

Title of Class Registered/reporting pursuant to (check one) Name of exchange

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

1A1	[ ]	[ ]	[ X ]
1A2	[ ]	[ ]	[ X ]
1A3	[ ]	[ ]	[ X ]
1A4	[ ]	[ ]	[ X ]
1A5	[ ]	[ ]	[ X ]
1A6	[ ]	[ ]	[ X ]
1A7	[ ]	[ ]	[ X ]
1A8	[ ]	[ ]	[ X ]
1A9	[ ]	[ ]	[ X ]
1A10	[ ]	[ ]	[ X ]
1A11	[ ]	[ ]	[ X ]
1A12	[ ]	[ ]	[ X ]
1A13	[ ]	[ ]	[ X ]
1A14	[ ]	[ ]	[ X ]
1A15	[ ]	[ ]	[ X ]
1A16	[ ]	[ ]	[ X ]
1APO	[ ]	[ ]	[ X ]
1AR	[ ]	[ ]	[ X ]
2A1	[ ]	[ ]	[ X ]
2APO	[ ]	[ ]	[ X ]
B1	[ ]	[ ]	[ X ]
B2	[ ]	[ ]	[ X ]
B3	[ ]	[ ]	[ X ]

Indicate by check mark if the registrant has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days. Yes ☒  No ☐

Explanatory Note:

This amendment is being filed solely to add Item 3 information in Part II hereof. The distribution and pool performance information in Item 1 of Part I of the original Form 10-D is not affected by this amendment.

PART II. OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds

On June 30, 2006, $864,000 class certificate balance of Class B-4 Certificates, $648,000 class certificate balance of Class B-5 Certificates and $648,048 class certificate balance of Class B-6 Certificates were sold to Banc of America Securities LLC, in a transaction exempt from registration under the Securities Act of 1933, as amended, pursuant to Section 4(2) thereof. The net proceeds of the sale of these certificates were applied to the purchase of the mortgage loans from the sponsor.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Master Servicer has duly caused this report to be signed on behalf of the Issuing Entity by the undersigned thereunto duly authorized.

By: First Horizon Home Loan Corporation, in its capacity as Master Servicer
By: /s/ Terry L. McCoy
Name: Terry L. McCoy Title: Executive Vice President
Dated: August 11, 2006